OLD MUTUAL FUNDS I

Supplement Dated June 28, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Allocation Growth Portfolio (the “Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The seventh bullet point under the Section entitled “Your Investment – General Policies” on page 24 of the Prospectus is hereby replaced, in its entirety, with the following:

▪
“Because of the relatively high cost of maintaining smaller accounts, an Asset Allocation Portfolio charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory filings electronically. An Asset Allocation Portfolio will provide 60 days’ prior notice of the imposition of this fee.  An Asset Allocation Portfolio will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.”

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-10-043  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 28, 2010

This Supplement updates certain information contained in the currently effective Prospectus, dated November 19, 2009, for the Old Mutual Analytic Fund, the Old Mutual Copper Rock Emerging Growth Fund, and the Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Prospectus and any Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Effective June 15, 2010, Matthew J. Cohen is no longer a Co-Portfolio Manager for the Old Mutual International Equity Fund, and all references to Mr. Cohen are hereby deleted from the Prospectus.  The following is added under the section of the Prospectus entitled “Management – The Portfolio Managers – Acadian Asset Management LLC” on page 24, effective June 15, 2010:

	Name (Role on Team)	Business Experience
“Acadian Asset Management LLC	Asha Mehta (Co-Portfolio Manager, International Equity Fund)
Vice President and Portfolio Manager, Acadian, since March 2010.  Associate Portfolio Manager, Acadian, March 2009 to March 2010. Investment Research Analyst, Acadian, July 2007 to March 2009.  Manager, Johnson & Johnson, 2004 to July 2007.”

The seventh bullet point under the Section entitled “Your Investment – General Policies” on page 31 of the Prospectus is hereby replaced, in its entirety, with the following:

▪
“Because of the relatively high cost of maintaining smaller accounts, a Fund charges an annual fee of $12 if your account balance drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory filings electronically. A Fund will provide 60 days’ prior notice of the imposition of this fee.  A Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.”

_____________________________________________
Funds distributed by Old Mutual Investment Partners
R-10-041  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 28, 2010

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 19, 2009, for the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Allocation Growth Portfolio (the “Asset Allocation Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The first paragraph under the Section entitled “Purchase and Redemption of Shares – Minimum Account Size” on page 70 of the SAI is hereby replaced, in its entirety, with the following:

“Due to the relatively high cost of maintaining smaller accounts, the Trust may impose an annual $12.00 minimum account balance charge if the value of your account drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory filings electronically.  You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least $1,000 before the annual $12.00 minimum account fee is charged.  The applicable minimum account charge will be imposed annually on any such account until the account is brought up to at least $1,000.”

_____________________________________________
Funds distributed by Old Mutual Investment Partners
R-10-042  06/2010

OLD MUTUAL FUNDS I

Supplement Dated June 28, 2010

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 19, 2009, for the Old Mutual Analytic Fund, Old Mutual Copper Rock Emerging Growth Fund, and Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces the disclosure under the section of the SAI entitled “The Sub-Advisers - Acadian Asset Management LLC (“Acadian”) – Compensation” on page 48:

“Compensation

Acadian’s compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership (KELP).

Compensation is highly incentive-driven, with Acadian paying up to and sometimes in excess of 100% of base pay for performance bonuses.  Bonuses are tied directly to the individual’s contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, portfolio performance, asset growth, and overall firm performance.  Since portfolio management is a team approach, investment team members’ compensation is not linked to the performance of specific accounts but rather to the individual’s overall contribution to the success of the team and the firm’s profitability.”

Effective June 15, 2010, Matthew J. Cohen is no longer a Co-Portfolio Manager for the Old Mutual International Equity Fund, and all references to Mr. Cohen are hereby deleted from the SAI.  The following is added under the section of the SAI entitled “The Sub-Advisers – Acadian Asset Management LLC (“Acadian”) – Other Accounts” on page 48:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
“Asha Mehta (as of June 15, 2010)	11	$3,179	58	$9,266	181	$36,848
	(2)	$(1,492)	(5)	$(653)	(29)	$(9,101)”

The first paragraph under the Section entitled “Purchases and Redemptions of Shares – Minimum Account Size” on page 73 of the SAI is hereby replaced, in its entirety, with the following:

“Due to the relatively high cost of maintaining smaller accounts, the Trust may impose an annual $12.00 minimum account balance charge if the value of your account drops below $1,000.  This fee does not apply to Systematic Investment Plans or shareholders who consent to receive account statements and regulatory filings electronically.  You will be allowed at least 60 days, after notice from the Trust, to make an additional investment to bring your account value up to at least $1,000 before the annual $12.00 minimum account fee is charged.  The applicable minimum account charge will be imposed annually on any such account until the account is brought up to at least $1,000.”

_____________________________________________
Funds distributed by Old Mutual Investment Partners
R-10-040  06/2010